SIGNIFICANT ACCOUNTING POLICIES - Factored Receivables (Details) - USD ($) $ in Billions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds from factored receivables	$ 0.7	$ 0.4	$ 1.9	$ 1.2
Net gains and losses associated with the transfer of receivables